Debt - Principal Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 612	$ 1,213
2018	2,620	2,623
2019	2,172	2,164
Principal balance outstanding	5,404	6,000
less: unamortized discount	(164)	(298)
less: unamortized debt issuance costs	(19)	(35)
Long-term debt	5,221	5,667
Current portion	2,551	1,213	$ 0
Noncurrent portion	$ 2,670	$ 4,454	$ 0